DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2010
DISCONTINUED OPERATIONS [Abstract]
Revenue, Operating Profit, Income Tax Expense and After-Tax Effects of Discontinued Operations
The revenue, operating profit, income tax expense and after-tax effects of these transactions for 2010, 2009, and 2008 were as follows (in millions, except per share amounts):

	2010	2009	2008

Sales Revenue	$117	$110	$125
Leasing Revenue	$10	$27	$39
CLX2 Revenue	$28	$--	$--
Sales Operating Profit	$49	$44	$55
Leasing Operating Profit	$6	$15	$22
CLX2 Operating Loss	(19)	$--	$--
Income Tax Expense	$13	$22	$29
Income from Discontinued Operations	$23	$37	$48
Basic Earnings Per Share	$0.55	$0.89	$1.16
Diluted Earnings Per Share	$0.55	$0.89	$1.15